Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) EUR (€)	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2021 USD ($) EUR (€)
Disclosure of financial liabilities [line items]
Fair value	$ 96,803,000	$ 76,815,000	$ 85,511,000
Financial assets, at fair value	(15,182,000)	(20,256,000)	(20,054,000)
Loss transferred from other comprehensive income to the statement of operations	139,000	143,000	53,000
Level 2 | Cash flow hedges
Disclosure of financial liabilities [line items]
Financial assets, at fair value	74,000	142,000
Cash flow hedges | Financial Assets Measured At Fair Value Through Other Comprehensive Income
Disclosure of financial liabilities [line items]
Financial assets, at fair value	74,000	142,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Disclosure of financial liabilities [line items]
Fair value		3,203,000	10,081,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges | Level 2
Disclosure of financial liabilities [line items]
Fair value	$ 3,000	$ 3,203,000	$ 10,081,000
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	2,000	3,000	5,000
Fair value	$ 74,000	$ 142,000	$ (50,000)
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	2,000	3,000	5,000
Fair value	$ 74,000	$ 142,000	$ (50,000)
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	0	0	0
Fair value	$ 0	$ 0	$ 0